Note 6 - Administration of Plan Assets	12 Months Ended
Dec. 31, 2025
EBP 41-0268370 003 [Member]
Notes to Financial Statements
Administration of Plan Assets [Text Block]

6.	Administration of Plan Assets

The Plan’s assets are administered under a contract with Empower Trust Company, LLC, the Trustee of the Plan. The Trustee invests funds received from contributions, investment sales, interest and dividend income and makes distribution payments to participants.